Offerings	Jun. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Lloyds Banking Group plc and Lloyds Bank plc are deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Lloyds Banking Group plc and Lloyds Bank plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior debt securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Offering Note	An unspecified aggregate initial offering price, aggregate number of, or principal amount of, the debt securities of Lloyds Banking Group plc, the debt securities of Lloyds Bank plc, or the capital securities, or the ordinary shares of Lloyds Banking Group plc, as the case may be, are being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. This Registration Statement also relates to offers and sales of securities in connection with market-making transactions by and through certain affiliates of the Registrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated debt securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Offering Note	An unspecified aggregate initial offering price or number of the securities is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrants are deferring payment of all the registration fees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Capital securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Offering Note	The ordinary shares are being registered in connection with issuances from time to time of ordinary shares independently of or following the conversion of securities of Lloyds Banking Group plc. American depositary shares issuable upon deposit of the ordinary shares registered hereby have been registered under a separate Registration Statement on Form F-6 (Registration Statement No. 333-218363).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior debt securities
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%